LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases
Operating lease expense	$ 1,615,537	$ 477,268	$ 476,574
Short-term lease expenses			$ 11,189
Weighted average remaining lease terms	14 years 2 months 23 days
Weighted average remaining discount rate percentage	5.79%